Note 25 - Loans and Borrowings (Details Textual)			1 Months Ended				12 Months Ended
	Oct. 01, 2021 USD ($)	Jun. 30, 2021 USD ($)	May 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jan. 01, 2022	Dec. 31, 2021 AUD ($)
Statement Line Items [Line Items]
Notional amount		$ 21,100,000						$ 21,100,000
Total lease liabilities		$ 995,000					$ 2,464,000	995,000	$ 1,356,000
Additions to right-of-use assets							2,500,000
Cash outflow for leases							400,000
Depreciation, right-of-use assets							800,000
Interest expense on lease liabilities							$ 133,000	$ 42,000	$ 44,000
Kenshaw Electrical Pty Ltd, [member]
Statement Line Items [Line Items]
Increase through new leases, liabilities arising from financing activities					$ 1,500,000
Total lease liabilities					2,500,000
Additions to right-of-use assets					1,000,000.0
Facility in Newcastle, New South Wales [member]
Statement Line Items [Line Items]
Additions to right-of-use assets			$ 1,000,000.0
Cash outflow for leases			$ 200,000
Bridging loan with AWN [member]
Statement Line Items [Line Items]
Borrowings, Term (Month)		60 months					60 months
Borrowings, Periodic Payment		$ 350,000
Borrowings, interest rate	10.00%	8.00%						8.00%
Borrowings, line fee, percentage	2.00%	0.80%						0.80%
Borrowings, refinancing fee	$ 340,000						$ 340,000
Debt or equity maximum raise					$ 25,000,000
Minimum repayment of borrowings	1,000,000
Borrowings, accrued new facility extension fee	$ 355,000
Aevitas O Holdings Pty Limited [Member] | Aevitas Group Limited [Member]
Statement Line Items [Line Items]
Borrowings, interest rate				10.00%
Debt or equity maximum raise				$ 25,000,000
Current borrowings				3,000,000.0
Borrowings, new facility extension fee				$ 85,000
Aevitas O Holdings Pty Limited [Member] | Aevitas Group Limited [Member]
Statement Line Items [Line Items]
Borrowings, interest rate					10.00%					12.50%	10.00%
Debt or equity maximum raise					$ 25,000,000
Borrowings, accrued new facility extension fee					29,000	$ 40,000
Current borrowings					$ 1,100,000						$ 1,500,000